FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Metis Global Micro Cap Value Fund

(each, a “Fund”)

SUPPLEMENT DATED DECEMBER 18, 2017 TO THE SUMMARY PROSPECTUS AND
PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED

Summary Prospectus/Summary Section

Effective December 22, 2017, the third sentence in the first paragraph under the section titled “PURCHASE AND SALE OF FUND SHARES” in each of the Funds’ Summary Prospectus and in the Summary section of the Funds’ Prospectus is deleted and replaced with the following:

The minimum investment in Class I shares is $100,000.

Prospectus

Effective December 22, 2017, the third sentence in the first paragraph in the sub-section “Investment Minimums” under the section titled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Funds’ Prospectus is deleted and replaced with the following:

The minimum investment in Class I shares is $100,000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE